Post-Employment Obligations And Compensatory Indemnity - Summary of Termination of Post-Employment Obligations Related to Healthcare And Dental Plans (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Percentage of share	100.00%
Principal amount of compensatory indemnification	R$ 1,280
C E M I G Saude [Member] | Healthcare And Dental Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of share	1.00%
Principal amount of compensatory indemnification	R$ 1,252
Initial disbursement of compensatory indemnification	(28)	R$ 28
Current liabilities	418
Non current liabilities	834
C E M I G Saude [Member] | Maximum [Member] | Healthcare And Dental Plan [Member]
IfrsStatementLineItems [Line Items]
Principal amount of compensatory indemnification	R$ 1,280